Leases (Details 2)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term of operating leases	4 years 8 months 19 days	4 years 6 months 21 days
Weighted average discount rate of operating leases	6.01%	6.50%